Note 10 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Oct. 01, 2016 Original Number of Restaurants Required [Member]	Mar. 01, 2017 Additional Restaurant Amendment [Member]	Dec. 25, 2011 Potential Penalty Per Undeveloped Restaurant [Member]	Dec. 30, 2012 Restaurants Required [Member]	Dec. 30, 2012 Open Restaurants [Member]	Dec. 30, 2012 Additional Openings Not Related to Area Development Agreement [Member]	Dec. 25, 2011 First Three Percent [Member]	Dec. 25, 2011 Fifty Percent [Member]	Dec. 30, 2012 Advertising Fund Contribution Expenses [Member]	Dec. 25, 2011 Advertising Fund Contribution Expenses [Member]
Number of Restaurants				23	9		32	19	6
Loss on Contract Termination for Default (in Dollars)						$ 50,000
Royalty Percentage	5.00%
Advertising Fund Contribution	3.00%
Royalty Expense (in Dollars)	3,400,000	2,700,000
Advertising Expense (in Dollars)		2,700,000	3,300,000									2,000,000	1,700,000
Modernization Cost Per Restaurant Range Low (in Dollars)		50,000
Modernization Cost Per Restaurant Range High (in Dollars)		500,000
Defined Contribution Plan, Employer Matching Contribution, Percent		100.00%								3.00%	50.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		2.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)	$ 239,351	$ 144,355